Income taxes	12 Months Ended
Mar. 31, 2017
Income taxes

20. Income taxes

Income tax expense

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(in millions of yen)
Current:
Domestic	184,180	162,408	130,164
Foreign	71,250	61,009	68,512

Total current tax expense	255,430	223,417	198,676

Deferred:
Domestic	187,134	127,185	(99,831)
Foreign	(5,144)	(4,060)	(7,601)

Total deferred tax expense	181,990	123,125	(107,432)

Total income tax expense	437,420	346,542	91,244

The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2015, 2016 and 2017. The detailed amounts recorded directly in Equity are as follows:

	2015	2016	2017
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	403,690	(97,339)	112,467
Less: reclassification adjustments	(65,699)	(65,207)	(97,729)

Total	337,991	(162,546)	14,738

Foreign currency translation adjustments:
Unrealized gains (losses)	—	126	—
Less: reclassification adjustments	—	—	—

Total	—	126	—

Pension liability adjustments:
Unrealized gains (losses)	87,654	(51,661)	4,785
Less: reclassification adjustments	(16)	(1,317)	178

Total	87,638	(52,978)	4,963

Total tax effect before allocation to noncontrolling interests	425,629	(215,398)	19,701

Reconciliation of Income tax expense

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015		2016		2017
	(in millions of yen, except tax rates)
Income before income tax expense	1,267,653		1,196,605		480,375
Effective statutory tax rate	35.64%		33.06%		30.86%

Income tax calculated at the statutory tax rate	451,792		395,598		148,244
Income not subject to tax	(20,911)		(12,888)		(7,521)
Expenses not deductible for tax purposes	1,532		1,521		1,483
Tax rate differentials of subsidiaries	(3,517)		(2,208)		(2,165)
Change in valuation allowance	(4,444)		(1,897)		112,781	(3)
Change in undistributed earnings of subsidiaries	16,084		(16,112)		5,217
Change in net operating loss carryforwards resulting from intercompany capital transactions	(1,290)		(1,446)		647
Effect of enacted change in tax rates	(21,714	) (1)	(7,976	) (2)	—
Reversal of outside basis differences	—		—		(159,119	) (3)
Other	19,888		(8,050)		(8,323)

Income tax expense	437,420		346,542		91,244

Notes:

(1)	On March 31, 2015, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG’s tax returns for the fiscal year ended March 31, 2016 was reduced to 33.06% from the previous rate of 35.64%. In addition, the tax rate for the fiscal years ended March 31, 2017 and thereafter was reduced to 32.26%. The decrease in the MHFG Group’s balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2015.
(2)	On March 29, 2016, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG’s tax returns for the fiscal year ended March 31, 2017 was reduced to 30.86% from the previous rate of 32.26%, and the statutory tax rate for the fiscal year ending March 31, 2018 will be the same rate. In addition, the tax rate for the fiscal years ending March 31, 2019 and thereafter will be 30.62%. The decrease in the Group’s balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2016.
(3)	These amounts for the fiscal year ended March 31, 2017 represent mainly the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring and the related increase in the valuation allowance.

Deferred tax assets and liabilities

The components of net deferred tax assets (liabilities) at March 31, 2016 and 2017 are as follows:

	2016	2017
	(in millions of yen)
Deferred tax assets:
Investments	522,197	497,629
Allowance for loan losses	178,683	184,366
Trading securities	—	30,841
Derivative financial instruments	—	14,537
Premises and equipment	—	3,594
Net operating loss carryforwards (1)(2)	341,572	452,166
Other	170,414	190,083

	1,212,866	1,373,216
Valuation allowance (2)	(339,922)	(438,344)

Deferred tax assets, net of valuation allowance	872,944	934,872

Deferred tax liabilities:
Available-for-sale securities	710,497	724,160
Prepaid pension cost and accrued pension liabilities	174,959	195,620
Undistributed earnings of subsidiaries	11,944	17,161
Derivative financial instruments	56,877	—
Trading securities	23,154	—
Premises and equipment	1,033	—
Other	38,990	74,886

Deferred tax liabilities	1,017,454	1,011,827

Net deferred tax assets (liabilities)	(144,510)	(76,955)

Notes:

(1)	The amount includes ¥268,544 million and ¥271,266 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2016 and 2017, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.
(2)	The amount includes ¥115,698 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2017. The tax effect of the net operating loss carryforwards is substantially offset by ¥90,204 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation purposes in the consolidated balance sheets.

The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2016 and 2017:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2016
Japan (1)	270	(270)	—
The United States	16	(8)	8
The United Kingdom (2)	53	(53)	—
Others	3	(3)	—

Total	342	(334)	8

2017
Japan (3)	388	(362)	26
The United States	15	(3)	12
The United Kingdom (2)	46	(46)	—
Others	3	(3)	—

Total	452	(414)	38

Notes:

(1)	¥265 billion of the Japan deferred tax assets of ¥270 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for the tax purposes.
(3)	¥265 billion of the Japan deferred tax assets of ¥388 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018. In addition, ¥116 billion of the Japan deferred tax assets is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.

Determination of valuation allowance

In accordance with ASC 740, when the MHFG Group determines whether and to what extent a valuation allowance is needed, the Group considers all available evidence, both positive and negative, to estimate future taxable income. In this regard, the Group considers reversals of existing taxable temporary differences, projected future taxable income (exclusive of reversals of existing temporary differences) and qualifying tax-planning strategies to be possible sources of future taxable income. The Group considers the specific pattern and timing of future reversals of existing taxable and deductible temporary differences on available-for-sale securities to constitute a prudent and feasible tax-planning strategy and strong positive evidence. The Group has the ability to control when its available-for-sale securities with unrealized gains and losses are sold in order to accelerate or decelerate taxable or deductible amounts. The Group also has a long history of effecting such sales as necessary in order to utilize net operating loss carryforwards or otherwise realize deferred tax assets.

Positive evidence includes the Group’s results of operations for the current and preceding years on an overall consolidated basis and for most of the principal subsidiaries. In particular, the strong results of operations in recent years of MHFG’s principal banking subsidiaries in Japan represent positive evidence that can be objectively verified.

Negative evidence includes the existence of significant amounts of net operating loss carryforwards or cumulative losses recorded at certain entities, and the expiration of unused net operating loss carryforwards in recent years.

A valuation allowance is recorded against deferred tax assets as of the balance sheet date to the extent the Group estimates it is more likely than not that sufficient future taxable income is not available to realize such deferred tax assets. As the Group does not apply a consolidated taxation system, with a few exceptions of non-principal subsidiaries outside Japan, deferred tax assets and liabilities are calculated separately for each legal entity. Therefore, changes in the valuation allowance are primarily due to changes in deductible temporary differences, net operating loss carryforwards and the estimated availability of future taxable income sources of each entity.

In general, a valuation allowance is recognized against deferred tax assets related to entities that have accumulated significant net operating loss carryforwards. As of March 31, 2017, the Group’s valuation allowance was primarily related to entities in Japan, the United States and the United Kingdom. The valuation allowance was partially recognized in Japan and in the United States, while the valuation allowance was fully recognized in the United Kingdom.

The Group determined whether cumulative losses were recognized by aggregating pretax results for the recent three years as part of the analysis of potential indicators of negative evidence. In each tax jurisdiction, certain entities recognized a cumulative loss on the basis of the most recent three years’ pretax results as of March 31, 2017. As it pertains to each entity with a cumulative loss, a valuation allowance was fully recognized against the deferred tax assets if the Group determined there was no positive evidence that overcame the negative evidence. As of March 31, 2017, MHFG’s securities subsidiary in the United Kingdom recorded cumulative losses on the basis of the recent three years’ pretax results and recognized a full valuation allowance, as there was no positive evidence to overcome the negative evidence. MHFG and its principal banking subsidiaries in Japan did not record cumulative losses in the periods presented.

Change in valuation allowance

The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(in millions of yen)
Balance at beginning of fiscal year	443,847	388,551	339,922
Changes that directly affected Income tax expense	(4,444)	(1,897)	112,781
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	—
Others	(50,852)	(46,732)	(14,359)

Total	(50,852)	(46,732)	(14,359)

Balance at end of fiscal year	388,551	339,922	438,344

The decrease in the fiscal year ended March 31, 2015 of ¥4,444 million in the valuation allowance that directly affected Income tax expense was a result of an assessment of the realizability of deferred tax assets that mainly reflected decreases in deductible temporary differences. The decrease in the fiscal year ended March 31, 2015 of ¥50,852 million in others was primarily related to a decrease in the valuation allowance that is fully recognized against MHFG’s net operating loss carryforwards due to tax rate reductions.

The decrease in the fiscal year ended March 31, 2016 of ¥1,897 million in the valuation allowance that directly affected Income tax expense was primarily related to an increase of the realizability of deferred tax assets of MHFG’s subsidiaries. The decrease in the fiscal year ended March 31, 2016 of ¥46,732 million in others was primarily related to a decrease in the valuation allowance that is fully recognized against the MHFG Group’s net operating loss carryforwards due to tax rate reductions and the anticipated liquidation of one of MHFG’s subsidiaries.

The increase in the fiscal year ended March 31, 2017 of ¥112,781 million in the valuation allowance that directly affected Income tax expense was a result of an assessment of realizability of deferred tax assets related to the net operating loss carryforwards, primarily related to the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring. The decrease in the fiscal year ended March 31, 2017 of ¥14,359 million in others was primarily related to a decrease in the valuation allowance that is fully recognized against the MHFG Group’s net operating loss carryforwards due to tax rate reductions and foreign currency rate reductions of MHFG’s foreign subsidiaries.

Net operating loss carryforwards

At March 31, 2017, the MHFG Group had net operating loss carryforwards totaling ¥1,590 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2018	865
2019	4
2020	—
2021	—
2022	1
2023 and thereafter(Note)	720

Total	1,590

Note:	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.

Included in net operating loss carryforwards in the above table are MHFG’s net operating loss carryforwards of ¥879 billion resulting mainly from intercompany capital transactions, ¥865 billion of which are net operating loss carryforwards generated in relation to a previous intragroup reorganization. The tax loss was recorded at MHFG in accordance with Japanese tax law. The net operating loss carryforwards due to this transaction are to expire in March 31, 2018.

In addition, included in the net operating loss carryforwards in the above table are MHSC’s net operating loss carryforwards of ¥378 billion resulting mainly from the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring. The tax loss was recorded at MHSC in accordance with Japanese tax law. The net operating loss carryforwards due to this restructuring are to expire in March 31, 2026.

Uncertainty in income tax

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	1,691	1,632	1,300

Gross amount of increases (decreases) related to positions taken during prior years	(37)	(415)	167
Gross amount of increases related to positions taken during the current year	346	181	409
Amount of decreases related to settlements	(652)	—	—
Foreign exchange translation	284	(98)	(9)

Total unrecognized tax benefits at end of fiscal year	1,632	1,300	1,867

The total amount of unrecognized tax benefits including ¥517 million, ¥506 million and ¥675 million of interest and penalties was ¥1,632 million, ¥1,300 million and ¥1,867 million at March 31, 2015, 2016 and 2017, respectively, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2008, 2002 and 2015, respectively. The Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.